RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts payable	$ 253,379	$ 284,561
Proceeds from issueance of common stock	$ 125,470	963,963
Stock based compensation		788,500
Director and Officer [Member]
Related Party Transaction [Line Items]
Proceeds from issueance of common stock		$ 189,986
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued	437,500	39,975,203
Common Stock [Member] | Director and Officer [Member]
Related Party Transaction [Line Items]
Shares issued		30,136,717
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 15,000	$ 15,000
Accounts payable	10,478
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 36,750	$ 23,925